Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2014
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Loan Commitments and Other Related Activities

NOTE 17 - LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2014		2013
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$27,907	$275	$25,189	$600
Unused lines of credit	91,301	137,237	53,052	76,166
Standby letters of credit	1,679	10,410	688	4,961

Commitments to make loans are generally made for periods of 365 days or less. The fixed rate loan commitments have interest rates ranging from 2.875% to 5.50% and maturities ranging from 15 years to 30 years.